John Hancock U.S. Global Leaders Growth Fund Expense Example, No Redemption - Class A C I R2 R6 [Member] - John Hancock U.S. Global Leaders Growth Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 191
Expense Example, No Redemption, 3 Years	593
Expense Example, No Redemption, 5 Years	1,020
Expense Example, No Redemption, 10 Years	$ 2,015